Employee Benefit Plans - Additional Information (Detail) kr in Millions			1 Months Ended						3 Months Ended				6 Months Ended				9 Months Ended		12 Months Ended
	Dec. 01, 2015 USD ($)	Nov. 30, 2015	May 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Dec. 31, 2017 Person	Jan. 02, 2016	Dec. 31, 2015	Dec. 31, 2010 Person	Jun. 30, 2018 NOK (kr)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 NOK (kr)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 NOK (kr)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 NOK (kr)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 NOK (kr) Person	Dec. 31, 2017 USD ($) Person	Mar. 31, 2017 NOK (kr)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Number of employers participated in defined benefit plan | Person					4			60
Number of employers still remains in defined benefit plan | Person																	30	30
Additional estimated net periodic benefit																	3.80%	3.80%
Defined benefit plan, significant concentrations of risk																	U.S. Plans The pension plan and the supplemental plan assets are periodically evaluated for concentration risks. As of December 31, 2017, the company did not have any individual asset investments that comprised 10% or more of each plan’s overall assets.	U.S. Plans The pension plan and the supplemental plan assets are periodically evaluated for concentration risks. As of December 31, 2017, the company did not have any individual asset investments that comprised 10% or more of each plan’s overall assets.
Defined benefit plan, concentration risk, assets, equity securities, difference plan assets and liabilities																	15.00%	15.00%
Defined benefit plan, concentration risk, assets, equity securities, maximum foreign and us stock																	10.00%	10.00%
Defined benefit plan, concentration risk, diversification, equity limit, single industry																	25.00%	25.00%
Defined benefit plan, concentration risk, diversification, equity limit, single corporation																	10.00%	10.00%
Defined benefit plan, concentration risk, diversification, debt limit, single issuer																	10.00%	10.00%
Defined contribution plan, description																	Effective January 1, 2018, the company no longer provides a matching of 50% of the first 8% of eligible compensation in an attempt to reduce costs.	Effective January 1, 2018, the company no longer provides a matching of 50% of the first 8% of eligible compensation in an attempt to reduce costs.
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, employer contributions										$ 0		$ 0		$ 0		$ 0		$ 0		$ 3,000,000	$ 0
Supplemental Executive Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, employer contributions										40,000		0		300,000		0		$ 100,000		200,000
Expected contribution to the plan during the remaining quarters of fiscal 2018										700,000				700,000
Norway`s Defined Benefit Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Number of employers still remains in defined benefit plan | Person																	90	90
Defined benefit plan, employer contributions									kr 1.9	200,000	kr 3.0	$ 400,000	kr 1.9	200,000	kr 3.0	$ 400,000	kr 2.7	$ 300,000	kr 3.6	$ 400,000
Expected contribution to the plan during the remaining quarters of fiscal 2018										0				$ 0
Retirement Contributions
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, company contribution percentage																	3.00%	3.00%
Defined contribution plan, company contribution, vesting period, years																	5 years	5 years
Retirement Contributions | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, company contribution percentage additional percentage																	1.00%	1.00%
Retirement Contributions | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, company contribution percentage additional percentage																	8.00%	8.00%
Defined Contribution Savings Plan 401k
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, company contribution, vesting period, years																	5 years	5 years
Percentage of defined plan, minimum employee contribution					2.00%												2.00%	2.00%
Percentage of defined plan, maximum employee contribution					75.00%												75.00%	75.00%
Percentage of defined plan, company contribution match, cash						50.00%
Percentage of defined plan, company contribution match, employee deferred compensation						8.00%	8.00%
Defined contribution plan, company contribution percentage match, company stock							50.00%
Non-Qualified Supplemental Savings Plan Executives
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, company contribution percentage match, common stock																			50.00%	50.00%
Deferred compensation arrangement with individual, deferred compensation percentage																			50.00%	50.00%
Deferred compensation arrangement with individual, deferred bonus percentage																			100.00%	100.00%
Defined contribution plan, restoration benefit																			3.00%	3.00%
Non-Qualified Supplemental Savings Plan Executives | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, company contribution percentage additional percentage																			1.00%	1.00%
Non-Qualified Supplemental Savings Plan Executives | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, company contribution percentage additional percentage																			8.00%	8.00%
Multinational Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, company contribution, vesting period, years	5 years	6 years
Percentage of defined plan, minimum employee contribution	1.00%	1.00%
Percentage of defined plan, maximum employee contribution	50.00%	15.00%
Percentage of defined plan, company contribution match, cash	50.00%	50.00%
Percentage of defined plan, company contribution match, employee deferred compensation	600.00%	6.00%
Reduction in defined plan assets and liabilities	$ 6,400,000
Scenario, Forecast | President, and Chief Executive Officer | Supplemental Executive Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Settlement of distribution				$ 9,600,000
Settlement loss				$ 500,000
Supplemental Executive Retirement Plan | President, and Chief Executive Officer
Defined Benefit Plan Disclosure [Line Items]
Settlement of distribution			$ 8,900,000
Settlement loss										$ 300,000
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Additional estimated net periodic benefit																				$ 2,000,000
Postretirement Benefit Plan | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Postretirement benefit plan obligations reduction																						$ 1,900,000